UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4625

                            Midas Special Fund, Inc.

               (Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor
New York, NY                                                   10005
(Address of principal executive offices)                    (Zip code)

                          Thomas B. Winmill, President
                            Midas Special Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments

March 31, 2006 (Unaudited)

Midas Special Fund, Inc.

      Shares       COMMON STOCKS - 113.75%                                                  Value
     --------                                                                            -----------
                   Cigarettes - 5.90%
       9,100       Reynolds American, Inc.                                                $ 960,050

                   Drawing & Insulating of Nonferrous Wire - 4.40%
      26,600       Corning, Inc. (a)                                                        715,806

                   Electronic Connectors - 4.13%
      25,000       Tyco International Ltd.                                                  672,000

                   Fire, Marine & Casualty Insurance - 19.43%
       1,050       Berkshire Hathaway, Inc. (a)                                           3,162,600

                   Gold and Silver Ores - 4.91%
      15,400       Newmont Mining Corp.                                                     799,106

                   Hotels and Motels - 14.86%
      95,000       Hilton Hotels Corp.                                                    2,418,700

                   National Commercial Banks - 9.80%
      11,700       PNC Financial Services Group, Inc                                        787,527
      19,400       JP Morgan Chase & Co.                                                    807,816
                                                                                            -------
                                                                                          1,595,343

                   Natural Gas Transmisison & Distribution - 3.90%
       6,900       Kinder Morgan, Inc.                                                      634,731

                   Oil Royalty Traders - 3.77%
      15,000       San Juan Basin Royalty Trust                                             614,250

                   Pharmaceutical Preparation Manufacturing - 8.87%
      11,000       Johnson & Johnson                                                        651,420
      31,800       Pfizer, Inc.                                                             792,456
                                                                                            -------
                                                                                          1,443,876

                   Radio & TV Broadcasting & Communications Equipment - 10.64%
      37,600       Motorola, Inc.                                                           861,416
      42,000       Nokia Corp.                                                              870,240
                                                                                            -------
                                                                                          1,731,656

                   Retail - Lumber & Other Building Materials Dealers - 4.83%
      18,600       Home Depot, Inc.                                                         786,780

                   Services - Computer Programming, Data Processing, Etc. - 4.55%
       1,900       Google, Inc. (a)                                                         741,000

                   Services - Motion Picture & Video Tape Production - 4.31%
      41,800       Time Warner, Inc.                                                        701,822

                            Midas Special Fund, Inc.
                Form N-Q - March 31, 2006 (Unaudited) - Continued

      Shares       COMMON STOCKS - 113.75%                                                  Value
     --------                                                                             ---------
                   Services - Specialty Outpatient Facilities - 4.99%
     163,000       HealthSouth Corp. (a)                                                  $ 811,740

                   Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 4.46%
      12,600       Procter & Gamble Co.                                                     726,012
                                                                                            -------

                       Total Common Stocks (cost:  $14,676,787)                        $ 18,515,472
                                                                                       ------------


                   Total Investments (cost:  $14,676,787) - 113.75%                    $ 18,515,472
                                                                                       ------------

                       Liabilities in Excess of Cash & Other Assets - (13.75%)           (2,237,682)
                                                                                         ----------

                   Total Net Assets - 100.00%                                          $ 16,277,790
                                                                                       ============

                   (a) Non-income producing.


                   Tax Related
                   Unrealized appreciation                                              $ 4,020,497
                   Unrealized depreciation                                                 (181,812)
                                                                                            -------
                   Net unrealized appreciation                                          $ 3,838,685
                                                                                        ===========

                   Aggregate cost of securities for income tax purposes                $ 14,676,787
                                                                                       ============

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS SPECIAL FUND, INC.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 26, 2006

By:/s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 26, 2006

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)